Accrued Expenses, Accounts Payable and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013 Predecessor
Accrued expenses, accounts payable and other liabilities
Accrued expenses	$ 536,225	$ 354,398
Accrued interest	291,673	284,684
Deferred revenue	249,193
Derivative liabilities	4,050	8,348
Total	$ 1,081,141	$ 639,082